Financial instruments and financial risk management - Analysis of the contractual maturities (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
2021
Financial instruments and financial risk management
Total non-derivative financial liabilities	$ 5,239,466	$ 4,037,571
Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	733,108	373,889
More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	739,435	125,652
Trade payables | 2021
Financial instruments and financial risk management
Total non-derivative financial liabilities	1,880,002	1,001,773
Trade payables | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0
Trade payables | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0
Accrued liabilities | 2021
Financial instruments and financial risk management
Total non-derivative financial liabilities	2,783,467	2,179,134
Accrued liabilities | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0
Accrued liabilities | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0
Due to related parties | 2021
Financial instruments and financial risk management
Total non-derivative financial liabilities	241	280,432
Due to related parties | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0
Due to related parties | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0
Lease liabilities | 2021
Financial instruments and financial risk management
Total non-derivative financial liabilities	575,756	576,232
Lease liabilities | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	733,108	373,889
Lease liabilities | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	$ 739,435	$ 125,652